Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net loss	$ (23,388,120)	[1]	$ (20,286,414)	[1]	$ (27,453,954)	$ (46,958,921)	$ (40,708,552)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	1,459,159	[1]	1,600,143	[1]	2,132,117	4,969,263	3,634,668
Amortization of intangible assets	1,726,854	[1]	1,754,568	[1]	2,322,876	2,263,627	2,132,333
Stock-based compensation	1,500,352	[1]	1,602,097	[1]	1,452,259	1,174,576	1,928,501
Loss on disposal of property, plant and equipment	57,680	[1]	308,902	[1]	308,621	86,794	504,397
Gain on sale of leased assets			673,358	[1]	673,358	(290,491)
Provision for bad debts						10,160	92,560
Realized loss on available for sale securities			22,421	[1]	22,421
Net unrealized gains on trading securities						(5,977,822)	(4,246,524)
Change in fair value of auction rate debt securities repurchase agreement	(3,726,667)	[1]	(4,204,787)	[1]		5,977,822	4,246,524
Gain on repayable government assistance							324,300
Change in fair value of common stock warrant liability					3,447,153
Changes in operating assets and liabilities:
Accounts receivable	5,728,228	[1]	(1,028,099)	[1]	(9,192,901)	(2,193,325)	65,440
Inventory	(2,650,413)	[1]	5,303,221	[1]	1,438,195	(4,409,582)	(95,935)
Prepaid expenses and other current assets	341,585	[1]	(180,390)	[1]	(310,089)	1,624,422	(684,277)
Issuance of note receivable	585,611	[1]
Accounts payable, accrued expenses, product warranty reserve and other liabilities	1,787,625	[1]	(2,914,462)	[1]	(1,101,356)	2,618,994	(3,944,407)
Deferred revenue	2,201,139	[1]	(456,295)	[1]	1,192,255	(246,968)	(828,675)
Net cash used in operating activities	(15,548,189)	[1]	(19,152,453)	[1]	(33,310,067)	(40,770,469)	(38,228,247)
Cash Flows From Investing Activities:
Purchase of property, plant, and equipment	(292,389)	[1]	(1,156,163)	[1]	(1,326,144)	(1,100,478)	(532,960)
Investment in leased property, net						(2,233,334)	(2,461,526)
Restricted cash			525,000	[1]	525,000	1,740,405	(2,265,405)
Proceeds from sale of leased assets			673,358	[1]	673,358	3,221,168
Proceeds from trading securities						59,375,001	3,500,000
Proceeds from disposal of property, plant and equipment	57,900	[1]	45,000	[1]	46,650	121,564	223,000
Proceeds from maturities and sales of available-for-sale securities			10,399,396	[1]	10,399,396	79,754,039	137,555,930
Purchases of available-for-sale securities						42,311,734	161,803,208
Net cash (used in) provided by investing activities	(234,489)	[1]	10,486,591	[1]	10,318,260	98,566,631	(25,784,169)
Cash Flows From Financing Activities:
Purchase of treasury stock			(158,492)	[1]	(158,492)	(441,506)	(534,418)
Proceeds from issuance of common stock and warrants	17,192,500	[1]	22,583,877	[1]	22,583,877
Proceeds from stock option exercises and employee stock purchase plan							76,493
Stock issuance costs	(1,402,230)	[1]	(1,891,378)	[1]	(1,891,378)
Proceeds (repayment) of borrowings under line of credit	(4,405,110)	[1]			5,405,110	(59,375,000)	(3,500,000)
Proceeds from long-term debt							1,793,461
Principal payments on long-term debt			(9,956)	[1]	(9,956)	(1,561,371)	(229,602)
Net cash provided by financing activities	11,385,160	[1]	20,524,051	[1]	25,929,161	(61,377,877)	(2,394,066)
Effect of exchange rate changes on cash	2,029	[1]	(11,407)	[1]	(35,864)	(43,865)	142,965
(Decrease) increase in cash and cash equivalents	(4,395,489)	[1]	11,846,782	[1]	2,901,490	(3,625,580)	(66,263,517)
Cash and cash equivalents, beginning of period	13,856,893		10,955,403		10,955,403	14,580,983	80,844,500
Cash and cash equivalents, end of period	$ 9,461,404	[1]	$ 22,802,185		$ 13,856,893	$ 10,955,403	$ 14,580,983

[1]	(Unaudited)